Reconciliations of Segment Information to Consolidated Totals (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Loss from operations		$ (4,823)	$ (490)	$ (7,132)
Share-based compensation		3	(7)	9
Impairment loss on property and equipment				471
Impairment loss on intangible assets				57
Impairment loss on prepaid licensing and royalty fees		244		1,386
Interest income		1,302	602	302
Interest expense			34	81
Gain on disposal of marketable securities - net			2
Foreign exchange gain (loss)		267	(551)	(301)
Net gain (loss) on equity investments			(24)	(1,731)
Impairment loss on marketable securities and investments			52
Depreciation		100	43	162
Amortization		36	12	111
Income tax expense (benefit)			(1,671)	(1,149)
Reportable Segment
Segment Reporting Information [Line Items]
Loss from operations		(2,727)	1,747	(3,924)
Share-based compensation			1	3
Impairment loss on property and equipment				288
Impairment loss on intangible assets				53
Impairment loss on prepaid licensing and royalty fees		244		1,386
Interest income		51	1	2
Interest expense			1
Gain on disposal of marketable securities - net			2
Foreign exchange gain (loss)		158	(148)	(174)
Net gain (loss) on equity investments			(24)	(1,731)
Impairment loss on marketable securities and investments			52
Depreciation		100	43	142
Amortization		36	12	93
Adjustment
Segment Reporting Information [Line Items]
Loss from operations	[1]	(2,096)	(2,237)	(3,208)
Share-based compensation	[2]	3	(8)	6
Impairment loss on property and equipment	[2]			183
Impairment loss on intangible assets	[2]			4
Interest income	[2]	1,251	601	300
Interest expense	[2]		33	81
Foreign exchange gain (loss)	[2]	$ 109	(403)	(127)
Depreciation	[2]			20
Amortization	[2]			18
Income tax expense (benefit)	[2]		$ (1,671)	$ (1,149)

[1]	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. For the years ended December 31, 2016, 2017 and 2018, the compensation related items were approximately $1.6 million, $1.3 million and $1.2 million, respectively; professional fees were approximately $612 thousand, $365 thousand and $310 thousand, respectively.
[2]	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.